Employee Separation and Asset Related Charges, Net (Narrative) (Details) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 30, 2015 position	Aug. 31, 2015 USD ($) production_line	Jun. 30, 2015 position	Dec. 31, 2015 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					$ 333	$ 21	$ 2
Payments for restructuring (less than)					50	2
Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Payments for restructuring (less than)					0	0
Reactive Metals Solutions Plant (RMS) Closure [Member] | Employee separation [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				$ 12
Reactive Metals Solutions Plant (RMS) Closure [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				15
Global Restructuring Programs [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated (more than) | position			430
Expected number of positions to be eliminated | position	430
Global Restructuring Programs [Member] | Employee separation [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net				$ 48	64
2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						19
Payments for restructuring (less than)					11	2
2014 Restructuring Program [Member] | Employee separation [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						16
2014 Restructuring Program [Member] | Asset Shut Down Charges [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						3
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					333
Operating Segments [Member] | Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					140
Operating Segments [Member] | Fluroproducts Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					24
Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					57
Operating Segments [Member] | 2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						19
Titanium Technologies [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					173
Titanium Technologies [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		$ 140			140
Titanium Technologies [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Employee separation [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		11
Titanium Technologies [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Property, Plant and Equipment Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		115
Titanium Technologies [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Decommissioning Costs [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		14
Titanium Technologies [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member] | Additional Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		50
Titanium Technologies [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					0
Titanium Technologies [Member] | Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					0
Titanium Technologies [Member] | Operating Segments [Member] | 2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						3
Fluoroproducts [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					78
Fluoroproducts [Member] | Operating Segments [Member] | Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					0
Fluoroproducts [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		21			24
Fluoroproducts [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member] | Employee separation [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		2
Fluoroproducts [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member] | Property, Plant and Equipment Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		18
Fluoroproducts [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member] | Decommissioning Costs [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		1
Fluoroproducts [Member] | Operating Segments [Member] | Fluroproducts Restructuring [Member] | Additional Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net		$ 5
Fluoroproducts [Member] | Operating Segments [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net					$ 0
Fluoroproducts [Member] | Operating Segments [Member] | 2014 Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Employee separation and asset related charges, net						$ 16
New Johnsonville, Tennessee [Member] | Titanium Technologies Site Closure [Member]
Restructuring Cost and Reserve [Line Items]
Number of production lines shut down during period | production_line		1
Niagara Falls, NY [Member] | Reactive Metals Solutions Plant (RMS) Closure [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of positions to be eliminated | position				200